Investment Portfolioas of January 31, 2023 (Unaudited)
DWS Latin America Equity Fund
	Shares	Value ($)

Equity Securities 96.8%
Brazil 61.5%
Ambev SA	466,000	1,253,976
Ambev SA (ADR)	2,128,700	5,662,342
B3 SA - Brasil Bolsa Balcao	5,632,712	14,380,542
Banco Bradesco SA (ADR)	299,100	834,489
Banco Bradesco SA (Preferred)	2,341,837	6,467,812
Banco BTG Pactual SA (Units)	491,500	2,093,302
Banco do Brasil SA	2,385,300	19,124,502
CCR SA	1,007,743	2,334,586
Centrais Eletricas Brasileiras SA	971,600	7,780,379
Centrais Eletricas Brasileiras SA "B"	164,210	1,373,835
Cia de Saneamento Basico do Estado de Sao Paulo	101,900	1,117,301
Energisa SA (Units)	953,424	7,935,339
Equatorial Energia SA	66,700	368,168
Gerdau SA (ADR)	735,600	4,781,400
Gerdau SA (Preferred)	871,100	5,618,229
Hapvida Participacoes e Investimentos SA 144A*	2,685,255	2,724,241
Itaú Unibanco Holding SA (Preferred)	1,384,800	6,909,951
Localiza Rent a Car SA	1,220,446	14,235,291
Localiza Rent a Car SA*	4,367	50,937
Lojas Renner SA	2,137,206	9,106,587
Magazine Luiza SA*	2,208,700	1,927,495
Multiplan Empreendimentos Imobiliarios SA	1,186,508	5,560,551
Petro Rio SA*	481,148	3,990,373
Petroleo Brasileiro SA	217,700	1,263,409
Petroleo Brasileiro SA (ADR)	861,700	9,995,720
Petroleo Brasileiro SA (Preferred)	1,906,260	9,789,847
Petroleo Brasileiro SA (Preferred) (ADR)	305,800	3,155,856
Rumo SA	3,236,088	11,717,057
Sendas Distribuidora SA	852,900	3,301,516
Suzano SA	1,067,300	9,747,262
Suzano SA (ADR)	19,400	178,092
TIM SA	1,005,700	2,335,796
TOTVS SA	1,791,022	10,609,308
Vale SA	1,209,407	22,516,608
Vale SA (ADR)	289,200	5,402,256
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,157,147	3,332,642
WEG SA	780,300	5,878,036
(Cost $208,677,545)		224,855,033
Chile 5.1%
Cencosud SA	4,469,863	8,035,829
Empresas COPEC SA	343,168	2,592,085
Parque Arauco SA	3,138,050	4,054,330
Sociedad Quimica y Minera de Chile SA (ADR)	38,520	3,757,241
(Cost $16,601,757)		18,439,485

Colombia 0.0%
Bancolombia SA (ADR) (Cost $130,996)	4,977	150,554
Mexico 26.4%
Alsea SAB de CV*	159,063	380,288
America Movil SAB de CV	2,493,600	2,603,445
America Movil SAB de CV "L" (ADR) (a)	162,689	3,405,081
Arca Continental SAB de CV	616,101	5,434,501
Cemex SAB de CV (ADR)*	439,501	2,346,935
Coca-Cola Femsa SAB de CV (ADR)	67,636	5,152,511
Fomento Economico Mexicano SAB de CV (ADR)	101,222	8,887,292
Fomento Economico Mexicano SAB de CV (Units)	936,400	8,198,628
Gentera SAB de CV	5,765,177	7,035,595
Gruma SAB de CV "B"	2,070	30,022
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	763	131,671
Grupo Aeroportuario del Pacifico SAB de CV "B"	435,616	7,502,899
Grupo Aeroportuario del Sureste SAB de CV (ADR)	13,877	3,774,544
Grupo Aeroportuario del Sureste SAB de CV "B"	76,584	2,075,115
Grupo Financiero Banorte SAB de CV "O"	2,120,634	17,568,249
Grupo Televisa SAB (ADR)	116,880	718,812
Kimberly-Clark de Mexico SAB de CV "A"	3,897,560	7,420,277
Regional SAB de CV	864,795	7,483,057
Wal-Mart de Mexico SAB de CV	1,595,467	6,231,730
(Cost $70,984,061)		96,380,652
Peru 2.8%
Credicorp Ltd. (Cost $8,584,773)	77,046	10,347,278
United States 0.5%
Freeport-McMoRan, Inc. (Cost $1,696,068)	38,500	1,717,870
Uruguay 0.5%
Globant SA* (Cost $1,252,943)	11,973	1,941,781
Total Equity Securities (Cost $307,928,143)		353,832,653

Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.12% (b) (c) (Cost $215,800)	215,800	215,800

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $308,143,943)	96.9	354,048,453
Other Assets and Liabilities, Net	3.1	11,347,481
Net Assets	100.0	365,395,934
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2023 are as follows:
Value ($) at 10/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2023	Value ($) at 1/31/2023
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.12% (b) (c)
215	215,585 (d)	—	—	—	363	—	215,800	215,800

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2023 amounted to $209,300, which is 0.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
At January 31, 2023 the DWS Latin America Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral
Financials	92,395,331	26%
Consumer Staples	59,608,624	17%
Materials	56,065,893	16%
Industrials	51,032,778	14%
Energy	30,787,290	9%
Utilities	18,575,022	5%
Information Technology	12,551,089	3%
Consumer Discretionary	11,414,370	3%
Real Estate	9,614,881	3%
Communication Services	9,063,134	3%
Health Care	2,724,241	1%
Total	353,832,653	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Brazil	$224,855,033	$—	$—	$224,855,033
Chile	3,757,241	14,682,244	—	18,439,485
Colombia	150,554	—	—	150,554
Mexico	96,380,652	—	—	96,380,652
Peru	10,347,278	—	—	10,347,278
United States	1,717,870	—	—	1,717,870
Uruguay	1,941,781	—	—	1,941,781
Short-Term Investments	215,800	—	—	215,800
Total	$339,366,209	$14,682,244	$—	$354,048,453

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DLAEF-PH1
R-080548-2 (1/25)